Cover	9 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	INMED PHARMACEUTICALS INC.
Entity Central Index Key	0001728328
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	2834
Entity Tax Identification Number	98-1428279
Entity Address, Address Line One	Suite 1445 - 885
Entity Address, Address Line Two	W. Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 3E8
City Area Code	604
Local Phone Number	669-7207
Business Contact [Member]
Document Information [Line Items]
Entity Registrant Name	Registered Agent Solutions, Inc.
Entity Address, Address Line One	1100 H Street NW
Entity Address, Address Line Two	Suite 840
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	888
Local Phone Number	705-7274